Product Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Product Information [Line Items]
Net Sales	$ 417,325	$ 401,419	$ 411,475
Sales | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	100.00%	100.00%	100.00%
Keys & Locksets
Product Information [Line Items]
Net Sales	$ 114,938	$ 113,765	$ 114,287
Keys & Locksets | Sales | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	28.00%	28.00%	28.00%
Power Access
Product Information [Line Items]
Net Sales	$ 84,457	$ 83,747	$ 68,078
Power Access | Sales | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	20.00%	21.00%	16.00%
Door Handles & Exterior Trim
Product Information [Line Items]
Net Sales	$ 67,722	$ 61,376	$ 60,864
Door Handles & Exterior Trim | Sales | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	16.00%	15.00%	15.00%
Driver Controls
Product Information [Line Items]
Net Sales	$ 56,983	$ 55,955	$ 57,894
Driver Controls | Sales | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	14.00%	14.00%	14.00%
Aftermarket & OE Service
Product Information [Line Items]
Net Sales	$ 47,216	$ 48,200	$ 78,717
Aftermarket & OE Service | Sales | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	11.00%	12.00%	19.00%
Latches
Product Information [Line Items]
Net Sales	$ 35,307	$ 28,023	$ 24,320
Latches | Sales | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	8.00%	7.00%	6.00%
Other
Product Information [Line Items]
Net Sales	$ 10,702	$ 10,353	$ 7,315
Other | Sales | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	3.00%	3.00%	2.00%